Business Acquisition - Schedule of business acquisition (Details) $ / shares in Units, $ in Thousands	Jul. 31, 2020 CAD ($)	Jul. 31, 2019 CAD ($)	May 24, 2019 CAD ($) Share $ / shares shares	Jul. 31, 2018 CAD ($)
Long-term assets
Goodwill	$ 0	$ 111,877		$ 0
Newstrike Brands Limited
Disclosure of detailed information about business combination [line items]
Number of shares issued | Share			35,394,041
Par value of shares issued | $ / shares			$ 9.11
Amount of shares issued			$ 322,439
Number of Warrants outstanding | shares			7,196,164
Amount of Warrants outstanding			$ 12,229
Number of Replacement options issued | shares			2,002,365
Amount of Replacement options issued			$ 7,134
Total fair value of consideration			341,802
Current assets
Cash and cash equivalents			49,366
Accounts receivable			1,204
Other receivables			4,585
Inventory			22,359
Biological assets			3,291
Long-term assets
Property, plant and equipment			46,003
Investments			14,492
Convertible debenture receivable			1,220
Prepaid expenses			1,631
Prepaid expense and license			1,526
Software			10
Cultivation and processing license			113,888
Brand			8,440
Goodwill			111,877
Total assets			379,892
Current liabilities
Accounts payable and accrued liabilities			12,849
Payment received in advance			5
Long-term liabilities
Deferred tax liabilities			24,236
Total liabilities			37,090
Non-controlling interest			1,000
Total net assets acquired			341,802
Net accounts receivables acquired
Total accounts receivable			5,789
Expected uncollectible receivables			0
Net accounts receivables acquired			$ 5,789